STOCK-BASED COMPENSATION - Summary of Options Outstanding (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 19, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
OUTSTANDING, December 31, 2022		2,361,722		2,494,097
Number of shares granted			0
Number of shares exercised	(580,000)		(132,375)
Number of shares forfeited			0
OUTSTANDING, December 31, 2023		2,361,722	2,361,722
UNVESTED, December 31, 2023			0
EXERCISABLE, December 31, 2023			2,361,722
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance		$ 4.02		$ 4.04
Weighted average exercise price, Granted			$ 0
Weighted average exercise price, Exercised			5.04
Weighted average exercise price, Forfeited			0
Weighted average exercise price, ending balance			4.02
Weighted average exercise price, Unvested			0
Weighted average exercise price, Exercisable			$ 4.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in Years)			3 years 4 months 13 days	3 years 11 months 4 days
Weighted average remaining contractual life (in years), exercisable			3 years 4 months 13 days
Aggregate Intrinsic Value			$ 0	$ 11,687
Aggregate intrinsic value, exercisable			$ 0